Subsequent Events - Additional Information (Detail) (Subsequent Event) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Subsequent Event [Line Items]
Business acquisition cash consideration	$ 64.19	399.93